UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2002

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      DARMEL MANAGEMENT LLC
Address:   666 THIRD AVENUE
           NEW YORK, NY  10017-4011



13F File Number:  28-4247

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    ABE MASTBAUM
Title:   CHIEF FINANCIAL OFFICER
Phone:   212-476-8088

Signature, Place, and Date of Signing:

  ABE MASTBAUM  666 THIRD AVE. NEW YORK, N.Y. 10017-4001  May 14, 2002


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      22

Form 13F Information Table Value Total:        56,018,968



List of Other Included Managers:



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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------

AT&T CANADA INC. CLASS B       CS               00207Q202     6009   223200 SH       SOLE                    55100
BANK UNITED CORP. RTS.         CS               065416117       52   403650 SH       SOLE                   403650
BAXTER INTERNATIONAL INC.      CS               071813125        6   167500 SH       SOLE                   167500
CENTRA SOFTWARE INC.           CS               15234X103     1935   401447 SH       SOLE                   401447
COMPAQ COMPUTER CORP.          CS               204493100     4441   425000 SH       SOLE                   425000
CYTYC CORP.                    CS               232946103      563    20900 SH       SOLE                    20900
ELAN CORP. RIGHTS PLC          CS               G29539148       15   250000 SH       SOLE                   250000
ELANTEC SEMICONDUCTOR INC.     CS               284155108     6715   157000 SH       SOLE                   157000
IMMUNEX CORP. NEW              CS               452528102    13212   436609 SH       SOLE                   436609
INDIGO N.V.                    CS               N44495104     4059   607200 SH       SOLE                   607200
JP REALTY INC.                 CS               46624A106      669    25000 SH       SOLE                    25000
NEXTWAVE TELECOM INC. CL B     CS               65332M103     1610   631300 SH       SOLE                   631300
NISOURCE INC. SAILS            CS               65473P600      896   386300 SH       SOLE                   386300
NRG ENERGY INC.                CS               629377102     5427   450000 SH       SOLE                   450000
ONI SYSTEMS CORP.              CS               68273F103     1341   217400 SH       SOLE                   217400
OTG SOFTWARE INC.              CS               671059103      448    51950 SH       SOLE                    51950
PENNZOIL QUAKER STATE CO.      CS               709323109     6441   300000 SH       SOLE                   300000
R S I HOLDINGS INC.            CS               749723102        1    74997 SH       SOLE                    74997
RESOURCE BANCSHARES MTG. GRP   CS               761197102     4026   209380 SH       SOLE                   209380
STORAGE USA INC.               CS               861907103      639    15000 SH       SOLE                    15000
TRAVELOCITY.COM INC.           CS               893953109     1225    43800 SH       SOLE                    43800
WACKENHUT CORP. SERIES B       CS               929794303      814    25000 SH       SOLE                    25000